Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
Non-current financial asset	$ 473,000	$ 544,000	$ 600,000